Warrants - Warrants recognized within equity (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Warrants
Warrant reserve	£ 36,693	£ 13,475
Warrants recognized within equity
Warrants
Warrants and options in issue but not exercised	69,625,000	54,625,000
Warrant reserve	£ 36,693	£ 13,475
Tranche A Warrant
Warrants
Warrants and options in issue but not exercised	7,500,000
Warrant reserve	£ 9,006
Tranche B Warrant
Warrants
Warrants and options in issue but not exercised	7,500,000
Warrant reserve	£ 14,212
SF Warrants
Warrants
Warrants and options in issue but not exercised	50,000,000	50,000,000
Warrant reserve	£ 3,907	£ 3,907
Virgin Atlantic Warrants
Warrants
Warrants and options in issue but not exercised	2,625,000	2,625,000
Warrant reserve	£ 8,558	£ 8,558
MWC Option
Warrants
Warrants and options in issue but not exercised	2,000,000	2,000,000
Warrant reserve	£ 1,010	£ 1,010